Allstate Life Insurance Company
Allstate Life Insurance Company of New York

ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)

Supplement dated January 3, 2011
To Allstate Life Insurance Company
Prospectus dated May 1, 2010

Supplement dated January 3, 2011
To Allstate Life Insurance Company of New York
Prospectus dated May 1, 2009, as supplemented

This Supplement should be read and retained with the current Prospectus for your annuity.  This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own.  If you would like another copy of the current Prospectus, please call us at 1-866-695-2647 (or if your annuity is issued in New York, please call 1-877-234-8688).

We are issuing this supplement to reflect changes to two Portfolios of Advanced Series Trust:

•
Effective on or about January 24, 2011, the AST Value Portfolio will change its name to the AST BlackRock Value Portfolio.  To reflect this name change, we amend the inside front cover, the table of Underlying Mutual Fund Portfolio Annual Expenses, and the Investment Objectives/Policies table accordingly.

•
Effective on or about the close of business on April 29, 2011, and contingent upon shareholder approval and the satisfaction of certain customary closing conditions, the AST Neuberger Berman Small-Cap Growth Portfolio will be reorganized into the AST Federated Aggressive Growth Portfolio.

Allstate Life Insurance Company prospectus only:

We announce that the following Portfolio will be added as a Sub-account to your Annuity effective on or about January 3, 2011; however please note that you may not allocate Purchase Payments to or make transfers to or from this Sub-account, and that this Sub-account is available only with certain optional living benefits.   To reflect this new Portfolio, we make the following disclosure changes:

•	We add the name of the AST Bond Portfolio 2022 to the inside front cover of the prospectus.

•	In the section entitled, “Summary of Contract Fees and Charges” we set forth the following fees of the AST Bond Portfolio 2022 in the table of Underlying Mutual Fund Portfolio Annual Expenses:

UNDERLYING                                                                                                                                                                                            Total                                                           Net
 PORTFOLIO                                                                                                                         Broker Fees            Acquired                Annual                                                   Annual
                                                                                                                        Dividend          and Expenses            Portfolio                Portfolio                 Fee Waiver               Fund
                       Management            Other                 Distribution           Expense on         on Short                  Fees &                  Operating               or Expense            Operating
                            Fees                      Expenses           (12b-1) Fees           Short Sales           Sales                     Expenses              Expenses            Reimbursement1      Expenses
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 AST Bond         0.65%                    0.33%                    0.00%                      0.00%                  0.00%                        0.00%                    0.98%                       0.00%                    0.98%
 Portfolio
 2022

1 The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and expenses and extraordinary expenses) do not exceed 1.00% of the Portfolio's average daily net assets through April 30, 2011. This arrangement may not be terminated or modified prior to April 30, 2011, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after April 30, 2011 will be subject to review by the Investment Managers and the Fund's Board of Trustees.

•	In the section entitled “Investment Options” we add the following summary description of the AST Bond Portfolio 2022 to the Investment Objectives/Policies table as follows:

STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                          PORTFOLIO ADVISOR/SUB-ADVISOR
 TYPE
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            ADVANCED SERIES TRUST
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  FIXED                                     AST BOND PORTFOLIO 2022: seeks the                                                 Prudential
  INCOME                                highest potential total return                                                                        Investment
                                                  consistent with its specified level                                                               Management, Inc.
                                                  of risk tolerance to meet the
                                                   parameters established to support
                                                  the TrueAccumulation benefit and
                                                  maintain liquidity to support
                                                  changes in market conditions
                                                  for a fixed maturity of 2022.
                                                  Please note that you may not
                                                  make purchase payments to this
                                                  Portfolio, and that this Portfolio
                                                  is available only with certain
                                                  living benefits.